Acquisition of EMI Solutions, Inc. (Details) - Schedule of Purchase Consideration and Allocation - EMI [Member] $ in Thousands	6 Months Ended
Mar. 31, 2024 USD ($)
Purchase consideration:
Contingently redeemable common stock issued to seller	$ 8,856
Cash consideration (at present value)	2,041
Total purchase consideration	10,897
Allocation:
Cash	45
Accounts receivable	387
Inventory	155
Other current assets	7
Property and equipment	107
Other assets	30
Goodwill	5,542
Accounts payable	(227)
Accrued expenses	(263)
Deferred tax liability	(1,386)
Total allocation	10,897
Intangible asset – customer relationships [Member]
Allocation:
Intangible asset	6,100
Intangible asset – backlog [Member]
Allocation:
Intangible asset	300
Intangible asset – trade name [Member]
Allocation:
Intangible asset	$ 100